Geographic Information - Schedule of Long-lived Assets by Geography (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 6,517	$ 5,281	$ 1,714
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,450	3,999	1,370
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,067	1,282	338
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 0	$ 6